UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadwood Capital, Inc.

Address:  724 Fifth Avenue, 9th Floor
          New York, New York 10019


13F File Number: 028-13773

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Neal C. Bradsher
Title:  President
Phone:  212-508-5735


Signature, Place and Date of Signing:

  /s/ Neal C. Bradsher           New York, New York          May 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total:  $381,018
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.  Form 13F File Number        Name

     1.   028-13770                   Broadwood Partners, L.P.
          -----------------------     ---------------------------------------


                                                  FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6      COLUMN 7      COLUMN 8

                                                           VALUE     SHS OR    SH/  PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT   PRN  CALL  DISCRETION      MGRS    SOLE   SHARED NONE
--------------                ---------------   ------     --------- --------  ---- ----  -----------     -----   -----  ------ ----
ALERE INC                     PERP PFD CONV SE  01449J204   15,848      65,747 SH         Shared-Defined  1          65,747
BIOTIME INC                   COM               09066L105   36,503   8,277,392 SH         Shared-Defined  1       8,277,392
DEUTSCHE BK AG LDN BRH        PS GOLD SH ETN    25154H731    1,336     111,800 SH         Shared-Defined  1         111,800
MONSTER BEVERAGE CORP         COM               611740101  101,774   1,639,136 SH         Shared-Defined  1       1,639,136
PALOMAR MED TECHNOLOGIES INC  COM NEW           697529303   20,925   2,240,416 SH         Shared-Defined  1       2,240,416
QUESTCOR PHARMACEUTICALS INC  COM               74835Y101  134,629   3,578,660 SH         Shared-Defined  1       3,578,660
SOLTA MED INC                 COM               83438K103    3,232   1,066,587 SH         Shared-Defined  1       1,066,587
STAAR SURGICAL CO             COM PAR $0.01     852312305   65,843   6,079,731 SH         Shared-Defined  1       6,079,731
ZEBRA TECHNOLOGIES CORP       CL A              989207105      927      22,500 SH         Shared-Defined  1          22,500





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